Share-Based Compensation (Details) - USD ($)		1 Months Ended		12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) [Line Items]
Unvested compensation expense (in Dollars)				$ 153,034
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount (in Dollars)				$ 1,064,986	$ 3,036,689
ESOP shares issued before the Reverse Stock Split	7,000,000	9,600,000	3,400,000	263,322	24,167		4,600,000
2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Aggregate share plan				349,427
2020 Share Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Aggregate share plan				333,333
Before Reverse Split [Member]
Share-Based Compensation (Details) [Line Items]
ESOP shares issued before the Reverse Stock Split		19,200,000
Class A Ordinary Shares [Member]
Share-Based Compensation (Details) [Line Items]
ESOP shares issued				264,727	41,367
ESOP shares issued before the Reverse Stock Split				1,241,000			19,264,337
Class A Ordinary Shares [Member] | 2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Aggregate share plan				10,482,827
Class A Ordinary Shares [Member] | 2020 Share Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Aggregate share plan				10,000,000
Restricted Stock [Member]
Share-Based Compensation (Details) [Line Items]
Granted restricted share awards						61,200
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				4 years
Unvested compensation expense (in Dollars)					$ 3,903,970	$ 707,000
Restricted Stock [Member] | 2020 Plan [Member]
Share-Based Compensation (Details) [Line Items]
Granted restricted share awards					172,333
Restricted Stock [Member] | Before Reverse Split [Member]
Share-Based Compensation (Details) [Line Items]
Granted restricted share awards					5,170,000	1,836,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				100.00%
Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				25.00%
Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Minimum [Member]
Share-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				50.00%
Restricted Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Share-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				100.00%